Initial Public Offering (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 14, 2021	Mar. 04, 2021	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Initial Public Offering
Number of shares in a unit		1
Forgiveness of deferred underwriting fees			$ 4,462,500	$ 4,462,500
Class A common stock
Initial Public Offering
Common shares, par value (per share)				$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering
Initial Public Offering
Number of units issued		42,000,000
Number of shares in a unit				1
Common shares, par value (per share)		$ 0.0001
Exercise price of warrants				$ 11.50
Number of warrants in a unit		1
Number of shares issuable per warrant		0.33
Initial Public Offering | Class A common stock
Initial Public Offering
Number of shares in a unit		1		1
Common shares, par value (per share)		$ 0.0001
Exercise price of warrants		$ 11.50
Number of shares issuable per warrant		1
Over-allotment option
Initial Public Offering
Number of units issued	500,000	6,300,000
Underwriters options period		45 days
Forgiveness of deferred underwriting fees			$ 4,462,500